Operating Costs and Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Costs And Other Expenses [Abstract]
Asset-based commission expenses	$ 1,010	$ 1,126	$ 907
Other commission expenses	846	1,042	1,020
Sub-advisor expenses	337	400	336
Athene ceding commission	0	0	(1,202)
General and administrative expenses	768	917	874
Deferrals of acquisition costs	(628)	(796)	(735)
Operating costs and other expenses, net of deferrals	$ 2,333	$ 2,689	$ 1,200